Form N-1A Cover	Mar. 31, 2025
Prospectus Date	Jul. 31, 2025
Optimum Large Cap Growth Fund
Risk/Return	Optimum Large Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Risk/Return	Optimum Small-Mid Cap Value Fund
Optimum Large Cap Value Fund
Risk/Return	Optimum Large Cap Value Fund
Optimum International Fund
Risk/Return	Optimum International Fund
Optimum Small-Mid Cap Growth Fund
Risk/Return	Optimum Small-Mid Cap Growth Fund
Optimum Fixed Income Fund
Risk/Return	Optimum Fixed Income Fund